Income Taxes - Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates (Detail)	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Income Tax Disclosure [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	8.70%	3.58%	5.99%
Effect of differential tax rate other than tax holiday	(1.58%)	0.11%	(0.83%)
Effect of tax holiday	(21.18%)	(23.99%)	(22.63%)
Changes in valuation allowance	(0.93%)	2.81%	(0.03%)
Total provision for income taxes	10.01%	7.51%	7.50%